S-K 1603(b) Conflicts of Interest	May 08, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

The existence of personal and financial interests of one or more of MLAC’s directors may result in a conflict of interest on the part of such director(s) between what he, she or they may believe is in the best interests of MLAC and the Public Shareholders and what he or she may believe is best for himself, herself or themselves in determining to recommend that Public Shareholders vote for the Proposals. The personal and financial interests of the Sponsor and its Affiliates may have influenced their motivation in identifying and selecting the Company as an acquisition target and completing the Business Combination. The absence of a fairness opinion (or any similar report or appraisal) exacerbates the possibility that these risks impacted the terms of the Business Combination Agreement.

The MLAC Board reviewed and considered the potential conflicting interests described above with respect to the Sponsor and its Affiliates, and, after taking into account the factors they deemed applicable (including the potential conflicting interests), unanimously approved the Business Combination Agreement and the transactions contemplated therein.